Apr. 30, 2025
Guinness Atkinson China & Hong Kong Fund
China & Hong Kong Fund
Investment Objective
The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson China & Hong Kong Fund Guinness Atkinson China & Hong Kong Fund
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson China & Hong Kong Fund Guinness Atkinson China & Hong Kong Fund
Management Fees:	1.00%
Distribution (12b-1) Fees:	none
Other Expenses:	0.94%
Shareholder Servicing Plan Fees	0.10%
Interest Expense	0.02%
All Other Expenses	0.82%
Total Annual Fund Operating Expenses:	1.94%

Example

This Example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund | USD ($)	197	609	1,047	2,264

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.63% of the average value of its portfolio.

Principal Investment Strategies

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s allocations among companies may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting its selection criteria).

The Fund will normally hold around 35 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any market capitalization size, but under normal conditions, the Fund will invest in companies with a minimum market capitalization of $500 million, including companies in emerging markets. The Fund’s currency is US Dollars, while most of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in securities of companies traded in or economically tied to China and Hong Kong.

Principal Risks
Performance

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The year-to-date return for the Fund as of March 31, 2025, was 10.36%.

During the period shown in the bar chart, the best performance for a quarter was 20.64% (for the quarter ended September 30, 2024). The worst performance was (24.79)% (for the quarter ended September 30, 2022).

Average Annual Total Returns as of 12/31/24
Average Annual Returns - Guinness Atkinson China & Hong Kong Fund	Label	1 Year		5 Years		10 Years
Guinness Atkinson China & Hong Kong Fund	Return Before Taxes	0.07%		(6.94%)		0.25%
Guinness Atkinson China & Hong Kong Fund | Return After Taxes on Distributions	Return After Taxes on Distributions	(0.04%)	[1]	(8.11%)	[1]	(1.24%)	[1]
Guinness Atkinson China & Hong Kong Fund | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.38%	[1]	(4.88%)	[1]	0.41%	[1]
MSCI China Index	MSCI China Index (Net Return) (Reflects No Deductions for Fees and Expenses)	19.42%	[2]	(3.44%)	[2]	1.88%	[2]
Hang Seng Composite Index Total Return	Hang Seng Composite Index Total Return (Reflects No Deductions for Fees and Expenses)	22.10%	[2]	(1.61%)	[2]	2.38%	[2]
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[2]	The MSCI China Index is the Fund’s primary broad-based securities market index and replaces the Hang Seng Composite Index. New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. There is no change in the Fund’s investment strategies as a result of the new SEC rule.